UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

DWS Core Equity Fund
	Shares	Value ($)
Common Stocks 99.8%
Consumer Discretionary 14.0%
Auto Components 1.1%
BorgWarner, Inc. (a)	643,508	35,978,532
Hotels, Restaurants & Leisure 1.7%
Las Vegas Sands Corp.	273,408	21,563,689
Starwood Hotels & Resorts Worldwide, Inc.	407,299	32,359,906

		53,923,595
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	71,081	28,346,392
Expedia, Inc. (a)	218,741	15,237,498

		43,583,890
Media 1.8%
Comcast Corp. "A" (a)	525,641	27,314,934
Twenty-First Century Fox, Inc. "A"	832,783	29,297,306

		56,612,240
Multiline Retail 0.7%
Macy's, Inc.	429,831	22,952,975
Specialty Retail 4.0%
Dick's Sporting Goods, Inc.	598,467	34,770,933
Home Depot, Inc.	622,331	51,242,735
L Brands, Inc.	716,218	44,298,083

		130,311,751
Textiles, Apparel & Luxury Goods 3.4%
NIKE, Inc. "B"	1,032,229	81,174,489
VF Corp.	441,744	27,538,321

		108,712,810
Consumer Staples 8.5%
Beverages 2.3%
Beam, Inc.	336,325	22,890,280
PepsiCo, Inc.	617,828	51,242,654

		74,132,934
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	320,128	38,098,433
Whole Foods Market, Inc.	756,609	43,754,699

		81,853,132
Food Products 2.2%
Hillshire Brands Co.	947,185	31,673,866
Kraft Foods Group, Inc.	731,268	39,429,971

		71,103,837
Household Products 1.5%
Procter & Gamble Co.	581,754	47,360,593
Energy 9.5%
Energy Equipment & Services 2.5%
Halliburton Co.	1,000,821	50,791,666
Schlumberger Ltd.	338,467	30,499,261

		81,290,927
Oil, Gas & Consumable Fuels 7.0%
Anadarko Petroleum Corp.	255,589	20,273,319
Antero Resources Corp.*	290,015	18,398,552
Chevron Corp.	796,809	99,529,412
EOG Resources, Inc.	248,290	41,672,994
Pioneer Natural Resources Co.	133,615	24,594,513
Valero Energy Corp.	438,223	22,086,439

		226,555,229
Financials 16.9%
Capital Markets 6.4%
Affiliated Managers Group, Inc.*	336,826	73,050,823
Ameriprise Financial, Inc.	744,465	85,650,698
Charles Schwab Corp.	1,898,405	49,358,530

		208,060,051
Consumer Finance 1.7%
Discover Financial Services	1,006,291	56,301,981
Diversified Financial Services 5.1%
Citigroup, Inc.	1,515,957	78,996,519
JPMorgan Chase & Co.	1,442,362	84,349,330

		163,345,849
Insurance 3.3%
Prudential Financial, Inc.	747,818	68,963,776
The Travelers Companies, Inc.	419,713	38,000,815

		106,964,591
Real Estate Investment Trusts 0.4%
Extra Space Storage, Inc. (REIT)	267,027	11,249,848
Health Care 15.6%
Biotechnology 6.4%
Celgene Corp.*	402,165	67,949,798
Gilead Sciences, Inc.*	1,126,102	84,626,565
Medivation, Inc.*	475,136	30,323,180
NPS Pharmaceuticals, Inc.* (a)	766,163	23,260,709

		206,160,252
Health Care Equipment & Supplies 2.3%
CareFusion Corp.*	1,054,705	41,998,353
The Cooper Companies, Inc.	275,199	34,080,644

		76,078,997
Health Care Providers & Services 3.8%
Express Scripts Holding Co.*	831,518	58,405,824
McKesson Corp.	371,169	59,906,677
Premier, Inc. "A"* (a)	102,865	3,781,317

		122,093,818
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc. (a)	514,412	57,279,776
Pharmaceuticals 1.3%
Merck & Co., Inc.	830,828	41,582,942
Industrials 11.7%
Aerospace & Defense 1.9%
Boeing Co.	266,262	36,342,100
TransDigm Group, Inc.	163,046	26,253,667

		62,595,767
Electrical Equipment 3.5%
AMETEK, Inc.	977,284	51,473,548
Regal-Beloit Corp.	249,738	18,410,685
Roper Industries, Inc.	322,608	44,739,278

		114,623,511
Industrial Conglomerates 2.5%
General Electric Co.	2,858,067	80,111,618
Machinery 2.4%
Parker Hannifin Corp.	321,639	41,375,641
SPX Corp.	351,975	35,060,230

		76,435,871
Road & Rail 1.4%
Norfolk Southern Corp. (a)	479,329	44,496,111
Information Technology 18.0%
Communications Equipment 1.2%
Alcatel-Lucent (ADR)	3,581,429	15,758,288
CommScope Holding Co., Inc.*	1,174,030	22,212,647

		37,970,935
Computers & Peripherals 3.5%
Apple, Inc.	174,754	98,056,217
Stratasys Ltd.* (a)	125,988	16,970,583

		115,026,800
Internet Software & Services 5.0%
eBay, Inc.*	691,387	37,950,232
Google, Inc. "A"*	89,715	100,544,498
LinkedIn Corp. "A"*	105,501	22,875,782

		161,370,512
IT Services 2.1%
Accenture PLC "A"	150,269	12,355,117
Visa, Inc. "A" (a)	243,332	54,185,170

		66,540,287
Semiconductors & Semiconductor Equipment 0.5%
Avago Technologies Ltd.	317,801	16,808,495
Software 5.7%
Citrix Systems, Inc.*	524,816	33,194,612
FireEye, Inc.* (a)	198,794	8,669,406
Intuit, Inc.	380,982	29,076,546
Microsoft Corp.	1,141,464	42,724,998
Salesforce.com, Inc.*	321,460	17,741,378
Solera Holdings, Inc.	361,778	25,599,411
VMware, Inc. "A"* (a)	314,278	28,193,879

		185,200,230
Materials 3.4%
Chemicals 3.0%
Ecolab, Inc.	444,368	46,334,251
LyondellBasell Industries NV "A"	271,515	21,797,224
Monsanto Co.	245,201	28,578,177

		96,709,652
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	399,704	15,084,829
Telecommunication Services 0.9%
Wireless Telecommunication Services
Crown Castle International Corp.*	381,555	28,017,584
Utilities 1.3%
Electric Utilities 0.9%
NextEra Energy, Inc.	342,181	29,297,537
Water Utilities 0.4%
American Water Works Co., Inc.	324,694	13,721,569

Total Common Stocks (Cost $2,682,639,534)		3,227,501,858
Securities Lending Collateral 7.0%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $226,325,359)	226,325,359	226,325,359
Cash Equivalents 0.4%
Central Cash Management Fund, (b) 0.05% (Cost $12,893,136)	12,893,136	12,893,136

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,921,858,029) †	107.2	3,466,720,353
Other Assets and Liabilities, Net	(7.2)	(233,341,498)

Net Assets	100.0	3,233,378,855

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,924,465,307.  At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $542,255,046.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $554,133,510 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,878,464.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2013 amounted to $223,232,721, which is 6.9% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$3,227,501,858	$—	$—	$3,227,501,858
Short-Term Investments(d)	239,218,495	—	—	239,218,495
Total	$3,466,720,353	$—	$—	$3,466,720,353

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Equity Fund, a series of DWS Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014